Concentration and Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 936,030	$ 143,453		¥ 1,333,872	$ 204,425	¥ 794,218	¥ 1,263,623
PRC
Concentration and Risk
Cash, PRC insured	500,000
Hong Kong
Concentration and Risk
Cash, PRC insured | $			$ 500,000
RMB | PRC
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	522,904			654,946
U. S. Dollar | PRC
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	16,083			14,448
U. S. Dollar | Hong Kong
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	396,926			¥ 664,478
Hong Kong dollar | Hong Kong
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 117